GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL
Schedule of movement in goodwill

		Foreign currency translation differences
		where functional currency is different from
Cash Generating Unit	01.01.2022	presentation currency	12.31.2022
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	61,851,449	5,090,059	66,941,508
Argentine operation	39,976,392	6,278,439	46,254,831
Paraguayan operation	7,712,036	(387,476)	7,324,560
Total	118,042,900	10,981,022	129,023,922

		Foreign currency translation differences
		where functional currency is different from
Cash Generating Unit	01.01.2021	presentation currency	12.31.2021
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	56,001,413	5,850,036	61,851,449
Argentine operation	27,343,642	12,632,750	39,976,392
Paraguayan operation	6,477,515	1,234,521	7,712,036
Total	98,325,593	19,717,307	118,042,900

		Foreign currency translation differences
		where functional currency is different from
Cash Generating Unit	01.01.2020	presentation currency	12.31.2020
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	75,674,072	(19,672,659)	56,001,413
Argentine operation	29,750,238	(2,406,596)	27,343,642
Paraguayan operation	7,294,328	(816,813)	6,477,515
Total	121,221,661	(22,896,068)	98,325,593